OTHER EXPENSES	6 Months Ended
Jun. 30, 2016
Restructuring And Impairment [Abstract]
Restructuring And Impairment
NOTE 11 – Other expenses:
Impairments, restructuring and others consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2016	2015	2016	2015

	U.S. $ in millions

Impairments of long-lived assets	$572	$81	$585	$146
Acquisition expenses	34	132	58	133
Integration expenses	28	-	41	-
Restructuring expenses	20	48	39	51
Contingent consideration	-	18	51	262
Other	58	6	57	(8)

Total	$712	$285	$831	$584

During the three months ended June 30, 2016, Teva recorded a $258 million impairment of the full carrying value of Teva's in-process R&D asset Revascor® (mesenchymal precursor cells), following a decision to exercise a contractual right to terminate Teva's involvement with Mesoblast Ltd. in the ongoing phase 3 trial of Revascor® (mesenchymal precursor cell). In addition, Teva recorded a $248 million impairment of the full carrying value of Zecuity®, partially offset by a reversal of $122 million in related contingent consideration, following a decision to voluntarily suspend sales, marketing and distribution of Zecuity®. Teva also recorded an increase of $104 million in contingent consideration related to BendekaTM, due to a change in the future sales outlook following a court decision delaying generic competition in Treanda®.